Note 7 - Risk Management -Liquidity Risk - Contractual Maturities - Managing Liquity Risk (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
On demand [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	€ 20,954,000,000	€ 9,550,000,000	€ 8,179,000,000
On demand [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	801,000,000	252,000,000
On demand [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	1,000,000	1,000,000
On demand [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	18,979,000,000
On demand [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	157,000,000	132,000,000	267,000,000
On demand [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	1,000,000
On demand [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,000,000	1,000,000	0
On demand [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,377,000,000	7,107,000,000	6,831,000,000
On demand [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,177,000,000	10,680,000,000	10,700,000,000
On demand [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	271,638,000,000	252,630,000,000	233,068,000,000
On demand [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	0	40,000,000	0
On demand [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	0	0	0
Not Later Than One Month [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	20,654,000,000	40,599,000,000	31,029,000,000
Not Later Than One Month [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,591,000,000	3,211,000,000	4,391,000,000
Not Later Than One Month [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,336,000,000	1,408,000,000	939,000,000
Not Later Than One Month [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	21,612,000,000	21,266,000,000	2,689,000,000
Not Later Than One Month [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	22,015,000,000	19,825,000,000	21,203,000,000
Not Later Than One Month [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,622,000,000	1,875,000,000	1,579,000,000
Not Later Than One Month [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,393,000,000	2,678,000,000	3,648,000,000
Not Later Than One Month [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,608,000,000	5,599,000,000	5,863,000,000
Not Later Than One Month [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,859,000,000	4,327,000,000	4,827,000,000
Not Later Than One Month [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	43,577,000,000	44,866,000,000	45,171,000,000
Not Later Than One Month [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	45,135,000,000	46,489,000,000	35,502,000,000
Not Later Than One Month [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(66,000,000)	(75,000,000)	(18,000,000)
Later Than One Month And Not Later Than Three Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than One Month And Not Later Than Three Months [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	283,000,000	216,000,000	181,000,000
Later Than One Month And Not Later Than Three Months [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,120,000,000	750,000,000	758,000,000
Later Than One Month And Not Later Than Three Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,858,000,000	1,655,000,000	1,921,000,000
Later Than One Month And Not Later Than Three Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	25,056,000,000	25,939,000,000	26,323,000,000
Later Than One Month And Not Later Than Three Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,873,000,000	4,379,000,000	4,159,000,000
Later Than One Month And Not Later Than Three Months [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,714,000,000	1,652,000,000	4,209,000,000
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	493,000,000	751,000,000	1,082,000,000
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	867,000,000	1,580,000,000	3,290,000,000
Later Than One Month And Not Later Than Three Months [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	18,550,000,000	18,514,000,000	18,616,000,000
Later Than One Month And Not Later Than Three Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,202,000,000	2,219,000,000	2,284,000,000
Later Than One Month And Not Later Than Three Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(25,000,000)	(523,000,000)	(110,000,000)
Later Than Three Months And Not Later Than Six Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Three Months And Not Later Than Six Months [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	488,000,000	141,000,000	169,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	796,000,000	664,000,000	796,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,287,000,000	1,158,000,000	541,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	24,994,000,000	23,265,000,000	23,606,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,620,000,000	5,990,000,000	4,423,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	4,208,000,000	2,160,000,000	4,238,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,122,000,000	1,992,000,000	2,335,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	381,000,000	458,000,000	1,959,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,013,000,000	10,625,000,000	11,428,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	15,801,000,000	2,274,000,000	1,405,000,000
Later Than Three Months And Not Later Than Six Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	29,000,000	(68,000,000)	(116,000,000)
Later Than Six Months And Not Later Than Nine Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Six Months And Not Later Than Nine Months [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	585,000,000	83,000,000	120,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	589,000,000	647,000,000	628,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	561,000,000	805,000,000	426,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	15,777,000,000	15,347,000,000	15,380,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,017,000,000	2,148,000,000	2,380,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,645,000,000	2,425,000,000	1,227,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	172,000,000	377,000,000	392,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	367,000,000	302,000,000	554,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,266,000,000	6,217,000,000	8,711,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,456,000,000	114,000,000	396,000,000
Later Than Six Months And Not Later Than Nine Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(11,000,000)	(5,000,000)	(135,000,000)
Later Than Nine Months And Not Later Than One Year [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Nine Months And Not Later Than One Year [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	503,000,000	152,000,000	122,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	991,000,000	375,000,000	447,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	808,000,000	498,000,000	815,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	16,404,000,000	16,433,000,000	17,516,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	7,292,000,000	6,823,000,000	13,391,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	4,386,000,000	2,736,000,000	2,456,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,514,000,000	1,240,000,000	1,714,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	257,000,000	309,000,000	1,328,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	6,605,000,000	7,345,000,000	10,368,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	653,000,000	97,000,000	973,000,000
Later Than Nine Months And Not Later Than One Year [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,097,000,000	(117,000,000)	(117,000,000)
Later Than One Year And Not Later Than Two Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than One Year And Not Later Than Two Years [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	189,000,000	133,000,000	116,000,000
Later Than One Year And Not Later Than Two Years [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,420,000,000	1,724,000,000	1,029,000,000
Later Than One Year And Not Later Than Two Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	4,121,000,000	205,000,000	30,000,000
Later Than One Year And Not Later Than Two Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	42,165,000,000	42,100,000,000	43,973,000,000
Later Than One Year And Not Later Than Two Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	21,334,000,000	8,592,000,000	5,789,000,000
Later Than One Year And Not Later Than Two Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	8,328,000,000	7,225,000,000	5,772,000,000
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	386,000,000	1,149,000,000	930,000,000
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	982,000,000	781,000,000	963,000,000
Later Than One Year And Not Later Than Two Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,717,000,000	5,667,000,000	7,607,000,000
Later Than One Year And Not Later Than Two Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	3,393,000,000	22,911,000,000	64,000,000
Later Than One Year And Not Later Than Two Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(830,000,000)	498,000,000	(336,000,000)
Later Than Two Years And Not Later Than Three Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Two Years And Not Later Than Three Years [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	24,000,000	178,000,000	112,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,072,000,000	896,000,000	681,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,838,000,000	1,352,000,000	727,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	35,917,000,000	32,336,000,000	35,383,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,115,000,000	12,423,000,000	11,289,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,608,000,000	8,578,000,000	6,432,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	614,000,000	229,000,000	765,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	503,000,000	304,000,000	286,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,062,000,000	2,137,000,000	2,612,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,206,000,000	526,000,000	23,009,000,000
Later Than Two Years And Not Later Than Three Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(278,000,000)	(91,000,000)	(91,000,000)
Later Than Three Years And Not Later Than Five Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Three Years And Not Later Than Five Years [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	120,000,000	27,000,000	157,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	672,000,000	1,286,000,000	806,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	411,000,000	390,000,000	226,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	54,772,000,000	53,386,000,000	50,809,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	13,240,000,000	11,533,000,000	12,070,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,803,000,000	16,040,000,000	18,391,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	206,000,000	196,000,000	171,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	499,000,000	825,000,000	355,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	854,000,000	1,207,000,000	1,833,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	759,000,000	218,000,000	338,000,000
Later Than Three Years And Not Later Than Five Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(333,000,000)	(67,000,000)	(106,000,000)
Later Than Five Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Five Years [Member] | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	432,000,000	1,269,000,000	1,868,000,000
Later Than Five Years [Member] | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,089,000,000	2,764,000,000	1,975,000,000
Later Than Five Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	803,000,000	210,000,000	0
Later Than Five Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	122,098,000,000	120,571,000,000	123,568,000,000
Later Than Five Years [Member] | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	46,022,000,000	42,738,000,000	44,666,000,000
Later Than Five Years [Member] | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	27,840,000,000	26,363,000,000	30,162,000,000
Later Than Five Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	510,000,000	904,000,000	1,429,000,000
Later Than Five Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	952,000,000	1,692,000,000	1,045,000,000
Later Than Five Years [Member] | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,039,000,000	1,310,000,000	2,034,000,000
Later Than Five Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,308,000,000	1,627,000,000	1,697,000,000
Later Than Five Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(420,000,000)	(392,000,000)	(419,000,000)
Total Member | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	41,608,000,000	50,149,000,000	39,208,000,000
Total Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,216,000,000	6,211,000,000	7,488,000,000
Total Member | Loans And Advances To Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	10,084,000,000	10,515,000,000	8,060,000,000
Total Member | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	36,299,000,000	27,539,000,000	26,354,000,000
Total Member | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	359,354,000,000	349,334,000,000	358,028,000,000
Total Member | Securities Portfolio Settlement [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	108,136,000,000	96,501,000,000	99,747,000,000
Total Member | Deposits Certificates [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	70,927,000,000	69,858,000,000	76,535,000,000
Total Member | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	20,004,000,000	19,544,000,000	21,512,000,000
Total Member | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	18,843,000,000	21,258,000,000	25,307,000,000
Total Member | Rest Of The Customers Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	365,321,000,000	350,518,000,000	341,448,000,000
Total Member | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	78,914,000,000	76,515,000,000	65,668,000,000
Total Member | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Instruments Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	€ (838,000,000)	€ (840,000,000)	€ (1,448,000,000)